Carrying Amounts and Fair Values of the Company's Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financial assets
Trading assets	$ 6,279		$ 6,175
LHFS	2,141	[1]	3,168	[1]
LHFI at fair value	433	[2]	492	[2]
Financial liabilities
Trading liabilities	1,806		2,678
Carrying (Reported) Amount, Fair Value Disclosure
Financial assets
Cash and cash equivalents	4,509		5,378
Trading assets	6,279		6,175
Securities AFS	28,117		26,895
LHFS	2,353		3,501
LHFI at fair value	122,495		115,975
Interest/credit adjustment on LHFI	(2,457)		(2,974)
LHFI, as adjusted for interest/credit risk	120,038		113,001
Market risk/liquidity adjustment on LHFI	0		0
LHFI, fully adjusted	120,038		113,001
Financial liabilities
Consumer and commercial deposits	125,611		120,025
Brokered deposits	2,281		2,365
Foreign deposits	30		654
Short-term borrowings	11,466		5,821
Long-term debt	10,908		13,648
Trading liabilities	1,806		2,678
Estimate of Fair Value, Fair Value Disclosure
Financial assets
Cash and cash equivalents	4,509	[3]	5,378	[3]
Trading assets	6,279	[4]	6,175	[4]
Securities AFS	28,117	[4]	26,895	[4]
LHFS	2,355	[5]	3,501	[5]
LHFI at fair value	122,495		115,975
Interest/credit adjustment on LHFI	(2,005)		(3,823)
LHFI, as adjusted for interest/credit risk	120,490	[6]	112,152	[6]
Market risk/liquidity adjustment on LHFI	(4,805)		(3,962)
LHFI, fully adjusted	115,685	[6]	108,190	[6]
Financial liabilities
Consumer and commercial deposits	125,963	[7]	120,368	[7]
Brokered deposits	2,289	[8]	2,381	[8]
Foreign deposits	30	[8]	654	[8]
Short-term borrowings	11,466	[8]	5,815	[8]
Long-term debt	10,515	[8]	13,191	[8]
Trading liabilities	$ 1,806	[4]	$ 2,678	[4]

[1]	Includes loans held for sale, at fair value, of consolidated VIEs $315 $316
[2]	Includes loans of consolidated VIEs $3,322 $2,869
[3]	Cash and cash equivalents are valued at their carrying amounts reported in the balance sheet, which are reasonable estimates of fair value due to the relatively short period to maturity of the instruments.
[4]	Securities AFS, trading assets, and trading liabilities that are classified as level 1 are valued based on quoted market prices. For those instruments classified as level 2 or 3, refer to the respective valuation discussions within this footnote.
[5]	LHFS are generally valued based on observable current market prices or, if quoted market prices are not available, on quoted market prices of similar instruments. In instances when significant valuation assumptions are not readily observable in the market, instruments are valued based on the best available data in order to approximate fair value. This data may be internally-developed and considers risk premiums that a market participant would require under then-current market conditions. Refer to the LHFS section within this footnote for further discussion of the LHFS carried at fair value.
[6]	LHFI fair values are based on a hypothetical exit price, which does not represent the estimated intrinsic value of the loan if held for investment. The assumptions used are expected to approximate those that a market participant purchasing the loans would use to value the loans, including a market risk premium and liquidity discount. Estimating the fair value of the loan portfolio when loan sales and trading markets are illiquid, or for certain loan types, nonexistent, requires significant judgment. Therefore, the estimated fair value can vary significantly depending on a market participant’s ultimate considerations and assumptions. The final value yields a market participant’s expected return on investment that is indicative of the current market conditions, but it does not take into consideration the Company’s estimated value from continuing to hold these loans or its lack of willingness to transact at these estimated values.The Company estimated fair value based on estimated future cash flows discounted, initially, at current origination rates for loans with similar terms and credit quality, which derived an estimated value of 100% and 99% on the loan portfolio’s net carrying value as of December 31, 2011 and 2010, respectively. The value derived from origination rates likely does not represent an exit price; therefore, an incremental market risk and liquidity discount was subtracted from the initial value as of December 31, 2011 and 2010, respectively. The discounted value is a function of a market participant’s required yield in the current environment and is not a reflection of the expected cumulative losses on the loans. Loan prepayments are used to adjust future cash flows based on historical experience and prepayment model forecasts. The value of related accrued interest on loans approximates fair value; however, it is not included in the carrying amount or fair value of loans. The value of long-term customer relationships is not permitted under current U.S. GAAP to be included in the estimated fair value.
[7]	Deposit liabilities with no defined maturity such as DDAs, NOW/money market accounts, and savings accounts have a fair value equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). Fair values for CDs are estimated using a discounted cash flow calculation that applies current interest rates to a schedule of aggregated expected maturities. The assumptions used in the discounted cash flow analysis are expected to approximate those that market participants would use in valuing deposits. The value of long-term relationships with depositors is not taken into account in estimating fair values.
[8]	Fair values for foreign deposits, certain brokered deposits, short-term borrowings, and certain long-term debt are based on quoted market prices for similar instruments or estimated using discounted cash flow analysis and the Company’s current incremental borrowing rates for similar types of instruments. For brokered deposits and long-term debt that the Company carries at fair value, refer to the respective valuation sections within this footnote.